Note 16 - Income Tax - Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 10,192	$ 2,209
Unused tax losses [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	8,520	1,322
Temporary differences, mineral properties [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	878	887
Temporary differences, fixed assets [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 794	$ 0